Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure Of Events After Reporting Period [Abstract]
Subsequent Events	Subsequent Events
a.In January 2022, a wholly owned subsidiary of the Partnership, Altera Infrastructure Holdings L.L.C., entered into a revolving credit facility provided by Brookfield. The borrowings available under the revolving credit facility are $32.0 million and mature in June 2022. The interest payments on the facility are based on a fixed rate of 10.00% per annum, with interest payable on March 31, 2022 and June 15, 2022.
b.In January 2022, the Partnership agreed with Enauta to extend the Petrojarl I contract by one year, from May 2023 to May 2024, with an option to extend for an additional year through May 2025.

c.In February 2022, the Partnership amended an existing term loan relating to the financing of the Arendal Spirit UMS unit. As at December 31, 2021, this term loan had an outstanding balance of $25.7 million and matured in February 2022. Following the amendment, this term loan had an outstanding balance of $8.5 million and matures in February 2023. The interest payments on the amended facility are based on LIBOR plus a margin of 2.0% per annum.

d.In February 2022, the Partnership signed a FEED agreement with Equinor for redeployment of the Petrojarl Knarr FPSO unit on the Rosebank field.

e.In February 2022, the Partnership signed an agreement with Energean Isreal Ltd. to redeploy the Arendal Spirit UMS on a 100 day firm contract with extension options.

f.In February 2022, the Partnership entered into an agreement to sell the Petrojarl Varg FPSO unit to an energy company for re-use as a production facility as part of a new field development opportunity. The Partnership expects the sale to complete in March 2022.

g.Following Russia’s invasion of Ukraine in February 2022, the U.S., several European Union nations, and other countries have announced sanctions against Russia. While it is difficult to anticipate the potential for any indirect impact the sanctions announced to date may have on the Partnership's business and the Partnership, any further sanctions imposed or actions taken by the U.S., EU nations or other countries, and any retaliatory measures by Russia in response, such as restrictions on oil shipments from Russia, could lead to increased volatility in global oil demand which, could have a material adverse impact on the Partnership's business, results of operations and financial condition.